DERIVATIVE LIABILITIES (Details 5) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended		21 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Beginning balance	$ 1,222,000	$ 320,000	$ 1,284,000	$ 270,000	$ 0	$ 0
Recognition of conversion feature liability	0	0	0	769,000	150,000	769,000
Recognition of warrant liabilities on issuance dates	3,766,000	3,368,000	4,823,000	7,268,000	120,000	3,783,000
Reclassification to stockholders’ equity upon exercise	0	(1,196,000)	(2,379,000)	(4,464,000)	0	(1,866,000)
Change in fair value of derivative liabilities	(2,565,000)	(1,103,000)	(1,305,000)	(2,559,000)	0	(1,567,000)
Ending balance	$ 2,423,000	$ 1,389,000	$ 2,423,000	$ 1,284,000	$ 270,000	$ 1,389,000